CASH, CASH EQUIVALENTS AND MARKETABLE SECURITIES (Tables)	6 Months Ended
Jun. 30, 2026
Cash and Cash Equivalents [Abstract]
Schedule of cash and cash equivalents and marketable securities
	June 30,	December 31,
	2026	2025
	(Unaudited)
Cash and cash equivalents:
Cash	$207,113	$132,131
U.S. Treasury bills	9,895
Bank deposits	426,704	331,370
Money market funds	209,690	1,039,648
Total cash and cash equivalents	853,402	1,503,149
Marketable securities:
U.S. Treasury bills	219,353	162,308
Total marketable securities	219,353	162,308
Total cash and cash equivalents and marketable securities	$1,072,755	$1,665,457

Schedule of available-for-sale marketable securities
	June 30, 2026
	(Unaudited)
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Contractual maturity:
Within one year	$98,208	$-	$(166)	$98,042
After one year through five years	122,391	-	(1,080)	121,311
Total	$220,599	$-	$(1,246)	$219,353

	December 31, 2025
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Contractual maturity:
Within one year	$92,048	$141	$(3)	$92,186
After one year through five years	69,862	262	(2)	70,122
Total	$161,910	$403	$(5)	$162,308